DEBT AND CREDIT AGREEMENTS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT AND CREDIT AGREEMENTS	DEBT AND CREDIT AGREEMENTS
Short-Term Notes and Credit Facilities
Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under Hydro One Inc.’s commercial paper program which has a maximum authorized amount of $2,300 million. These short-term notes are denominated in Canadian dollars with varying maturities of up to 365 days. The commercial paper program is supported by Hydro One Inc.’s $3,050 million revolving standby credit facilities.
As at December 31, 2024, Hydro One’s consolidated committed, unsecured, and revolving credit facilities (Operating Credit Facilities) consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Hydro One Inc.
Revolving standby credit facilities[1,2]	June 2029	3,050	—
Hydro One
Five-year senior, revolving term credit facility[2]	June 2029	250	—
Total		3,300	—
1 On June 1, 2024, Hydro One Inc. increased the committed amount under the Operating Credit Facilities by $750 million.
2 On June 1, 2024, the maturity dates for the Operating Credit Facilities were extended from June 2028 to June 2029.
The Company may use the Operating Credit Facilities for working capital and general corporate purposes. If used, interest on the Operating Credit Facilities would apply based on Canadian benchmark rates. The Operating Credit Facilities include a pricing adjustment which can increase or decrease Hydro One’s cost of funding based on its performance on certain sustainability performance measures, which are related to Hydro One's sustainability goals. The obligation of each lender to extend credit under its credit facility is subject to various conditions including that no event of default has occurred or would result from such credit extension.
Subsidiary Debt Guarantee
Hydro One Holdings Limited (HOHL) is an indirect wholly-owned subsidiary of Hydro One that may offer and sell debt securities. Any debt securities issued by HOHL are fully and unconditionally guaranteed by the Company. As at December 31, 2024 and 2023, no debt securities have been issued by HOHL.
Long-Term Debt
The following table presents long-term debt outstanding as at December 31, 2024 and 2023:

As at December 31 (millions of dollars)	2024	2023
2.54% Series 42 notes due 2024	—	700
1.76% Series 45 notes due 2025	400	400
2.97% Series 40 notes due 2025	350	350
5.54% Series 57 notes due 2025	400	400
2.77% Series 35 notes due 2026	500	500
Floating-rate Series 56 notes due 2026[1]	425	425
4.91% Series 52 notes due 2028	750	750
3.02% Series 43 notes due 2029	550	550
3.93% Series 53 notes due 2029	550	300
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
4.16% Series 54 notes due 2033	450	450
6.35% Series 4 notes due 2034	385	385
4.39% Series 59 notes due 2034	550	—
4.25% Series 60 notes due 2035	1,075	—
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
4.46% Series 55 notes due 2053	675	300
4.85% Series 58 notes due 2054	1,000	500
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One Inc. long-term debt (a)	17,070	15,020

1.41% Series 2020-1 notes due 2027	425	425
Hydro One long-term debt (b)	425	425

	17,495	15,445

Add: Net unamortized debt premiums	41	12
Add: Realized mark-to-market gain[2]	3	6
Less: Unamortized deferred debt issuance costs	(60)	(53)
Total long-term debt	17,479	15,410
[1] The interest rates of the floating-rate notes are referenced to the daily compounded Canadian overnight repo rate average, plus a margin.
2 In October 2023, Hydro One Inc. entered into a $400 million fixed-to-floating interest-rate swap agreement to convert the $400 million Medium Term Note (MTN) Series 57 notes maturing October 20, 2025, into a variable rate debt. This swap was accounted for as a fair value hedge. In December 2023, this swap was terminated with a payment received of $6 million on settlement, which is being amortized over the term of the related note.
(a) Hydro One Inc. long-term debt
As at December 31, 2024, long-term debt of $17,070 million (2023 - $15,020 million) was outstanding, the majority of which was issued under Hydro One Inc.’s MTN Program. In June 2022, Hydro One Inc. filed a short form base shelf prospectus in connection with its MTN Program, which had a maximum authorized principal amount of $4,000 million and expired in July 2024. In February 2024, Hydro One Inc. filed a short form base shelf prospectus in connection with its MTN Program, which expires in March 2026. Upon issuance of the short form base shelf prospectus in February 2024, the Company does not qualify for the distribution of any additional notes under the previous MTN Program prospectus that was filed in June 2022.
In 2024, Hydro One Inc. issued long-term debt totalling $2,750 million (2023 - $2,375 million) and repaid long-term debt of $700 million (2023 - $600 million) under the MTN Program.
(b) Hydro One long-term debt
As at December 31, 2024, long-term debt of $425 million (2023 - $425 million) was outstanding. On August 19, 2024, Hydro One filed a short form base shelf prospectus (Universal Base Shelf Prospectus) with securities regulatory authorities in Canada. The Universal Base Shelf Prospectus allows Hydro One to offer, from time to time in one or more public offerings, debt, equity or other securities, or any combination thereof, during the 25-month period ending in September 2026. As at December 31, 2024, no securities have been issued under the Universal Base Shelf Prospectus. During the years ended December 31, 2024 and 2023, no long-term debt was issued or repaid.
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2024	2023
Current liabilities:
Long-term debt payable within one year	1,150	700
Long-term liabilities:
Long-term debt	16,329	14,710
Total long-term debt	17,479	15,410
Principal and Interest Payments
As at December 31, 2024, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	1,150	723	3.4
Year 2	925	682	3.6
Year 3	425	661	1.4
Year 4	750	637	4.9
Year 5	1,100	610	3.5
	4,350	3,313	3.5
Years 6-10	3,535	2,537	4.4
Thereafter	9,610	4,579	4.4
	17,495	10,429	4.2